Business Segment (Details) - Schedule of operations by business segment - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue		$ 14	$ 31	$ 93	$ 93	$ 120	$ 63
Earnings		(1,656)	(2,463)	(5,022)	(5,935)	(7,171)	(3,381)
Corporate and other Earnings	[1]					(30,199)	(5,333)
Interest income (expense) Earnings		(424)	(313)	(1,250)	(825)	(1,118)	61
Total Revenue		14	31	93	93	120	63
Total Earnings		(11,277)	(27,241)	(47,183)	(37,614)	(38,488)	(8,653)
FOXO Labs [Member]
Segment Reporting Information [Line Items]
Revenue		7	23	71	67	85	23
Earnings		(499)	(1,632)	(1,952)	(4,268)	(4,790)	(1,966)
FOXO Life [Member]
Segment Reporting Information [Line Items]
Revenue		7	8	22	26	35	40
Earnings		$ (1,157)	$ (831)	$ (3,070)	$ (1,667)	$ (2,381)	$ (1,415)

[1]	Corporate and other includes equity-based compensation expense of $131 and $920 as well as depreciation expense of $98 and $1,074 for the years ended December 31, 2021 and 2020, respectively. The year ended December 31, 2021 also includes $21,703 for a non-cash change in fair value of convertible debentures and $400 for an investment impairment. See Notes 3, 4, 6, and 11 for additional information.